Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands				12 Months Ended
	Nov. 28, 2017	Mar. 29, 2017	Dec. 06, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage				10.00%
Increase/decrease functional currency (in Dollars)				$ 408	$ 27	$ 244
Financial liabilities due to payable (in Dollars)				2,051	1,435
Change in fair value of amount (in Dollars)				$ 338	$ 142	$ 148
Algomizer Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				52.31%
Risk free interest				0.23%
Expected term				3 years
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage				10.00%
Expected volatility				52.31%
Risk free interest				0.13%
Expected term				3 years
Probability for the occurrence percentage				25.00%
Change in fair value of anti-dilution (in Dollars)				$ 189
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				66.77%
Risk free interest				0.04%
Expected term				3 years
Invested In Save Food Inc [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Fair value of amount (in Dollars)				$ 100
Warrant of shares (in Shares)				91,743
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility			80.94%
Risk free interest			0.13%
Expected term			5 years 6 months
Warrants One [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility		82.35%
Risk free interest		0.13%
Expected term		5 years
Warrants Two [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	91.72%
Risk free interest	0.23%
Expected term	5 years 6 months
Linkury [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage				1.00%
Expected term				7 years
Weighted average cost of capital percentage				21.30%
Change in fair value of amount (in Dollars)				$ 445
Second Beat [Member] | Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				57.66%
Risk free interest				0.06%